Expense Example - FidelityGovernmentMoneyMarketFund-K6PRO - FidelityGovernmentMoneyMarketFund-K6PRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Class K6	Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 26
3 years	84
5 years	149
10 years	$ 341